GEOGRAPHIC INFORMATION - Total revenues from external customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 105,544	$ 96,078